INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 10 — INTANGIBLE ASSETS

The components of intangible assets, all of which are finite-lived, were as follows:

(In millions)	Gross Carrying Amount		Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

June 30,				2024			2023

Marketing-related	$16,500		$(3,101)	$13,399	$4,935	$(2,473)	$2,462
Technology-based	21,913		(10,741)	11,172	11,245	(7,589)	3,656
Customer-related	6,038		(3,051)	2,987	7,281	(4,047)	3,234
Contract-based	58		(19)	39	29	(15)	14

Total	$44,509	(a)	$(16,912)	$27,597	$23,490	$(14,124)	$9,366

(a)
Includes intangible assets of $22.0 billion related to Activision Blizzard. See Note 8 – Business Combinations for further information.

No material impairments of intangible assets were identified during fiscal years 2024, 2023, or 2022. We estimate that we have no significant residual value related to our intangible assets.

The components of intangible assets acquired during the periods presented were as follows:

(In millions)	Amount	Weighted Average Life	Amount	Weighted Average Life

Year Ended June 30,	2024		2023

Marketing-related	$11,619	24 years	$7	5 years
Technology-based	10,947	4 years	522	7 years
Customer-related	660	4 years	0	0 years
Contract-based	38	4 years	12	3 years

Total	$23,264	14 years	$541	6 years

Intangible assets amortization expense was $4.8 billion, $2.5 billion, and $2.0 billion for fiscal years 2024, 2023, and 2022, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held as of June 30, 2024:

(In millions)

Year Ending June 30,

2025	$5,892
2026	4,471
2027	2,793
2028	1,909
2029	1,728
Thereafter	10,804

Total	$27,597